Stock-based compensation - Options by exercise price range (Details) - CAD CAD / shares in Units, CAD in Thousands		12 Months Ended
	Sep. 22, 2010	Dec. 31, 2016	Dec. 31, 2015
Share option plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding, Number (in shares)		1,176,080
Options outstanding, Weighted average remaining life		4 years 9 months	5 years 5 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 5.56	CAD 5.33
Total options exercisable (in shares)		898,500	886,220
Options exercisable, Weighted average remaining life		4 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 6.21	CAD 6.52
Fair value of options vested		CAD 594	CAD 806
Non-vested awards not yet recognized		CAD 269	CAD 684
Forfeited (in shares)		169,880	287,840
Share option plan | $2.75
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 2.75
Options outstanding, Number (in shares)		226,540
Options outstanding, Weighted average remaining life		5 years 5 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 2.75
Options exercisable, Number (in shares)		161,960
Options exercisable, Weighted average remaining life		5 years 4 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 2.75
Share option plan | $2.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 2.79
Options outstanding, Number (in shares)		400,000
Options outstanding, Weighted average remaining life		5 years 6 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 2.79
Options exercisable, Number (in shares)		250,000
Options exercisable, Weighted average remaining life		5 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 2.79
Share option plan | $3.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 3.69
Options outstanding, Number (in shares)		25,800
Options outstanding, Weighted average remaining life		1 year 11 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 3.69
Options exercisable, Number (in shares)		25,800
Options exercisable, Weighted average remaining life		1 year 10 months 24 days
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 3.69
Share option plan | $4.90
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 4.90
Options outstanding, Number (in shares)		40,000
Options outstanding, Weighted average remaining life		5 years 3 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 4.90
Options exercisable, Number (in shares)		32,000
Options exercisable, Weighted average remaining life		5 years 3 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 4.90
Share option plan | $5.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 5.91
Options outstanding, Number (in shares)		137,500
Options outstanding, Weighted average remaining life		7 years
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 5.91
Options exercisable, Number (in shares)		82,500
Options exercisable, Weighted average remaining life		7 years
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 5.91
Share option plan | $6.56
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 6.56
Options outstanding, Number (in shares)		73,660
Options outstanding, Weighted average remaining life		4 years 11 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 6.56
Options exercisable, Number (in shares)		73,660
Options exercisable, Weighted average remaining life		4 years 11 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 6.56
Share option plan | $8.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 8.28
Options outstanding, Number (in shares)		10,000
Options outstanding, Weighted average remaining life		2 years 6 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 8.28
Options exercisable, Number (in shares)		10,000
Options exercisable, Weighted average remaining life		2 years 6 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 8.28
Share option plan | $8.58
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 8.58
Options outstanding, Number (in shares)		30,000
Options outstanding, Weighted average remaining life		3 years 8 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 8.58
Options exercisable, Number (in shares)		30,000
Options exercisable, Weighted average remaining life		3 years 8 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 8.58
Share option plan | $9.33
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 9.33
Options outstanding, Number (in shares)		55,780
Options outstanding, Weighted average remaining life		3 years 1 month
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 9.33
Options exercisable, Number (in shares)		55,780
Options exercisable, Weighted average remaining life		3 years 1 month
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 9.33
Share option plan | $10.13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 10.13
Options outstanding, Number (in shares)		54,960
Options outstanding, Weighted average remaining life		4 years
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 10.13
Options exercisable, Number (in shares)		54,960
Options exercisable, Weighted average remaining life		4 years
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 10.13
Share option plan | $13.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 13.50
Options outstanding, Number (in shares)		71,840
Options outstanding, Weighted average remaining life		11 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 13.50
Options exercisable, Number (in shares)		71,840
Options exercisable, Weighted average remaining life		11 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 13.50
Share option plan | $16.46
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price (CAD per share)		CAD 16.46
Options outstanding, Number (in shares)		50,000
Options outstanding, Weighted average remaining life		1 year 3 months
Options outstanding, Weighted average exercise price (in CAD per share)		CAD 16.46
Options exercisable, Number (in shares)		50,000
Options exercisable, Weighted average remaining life		1 year 3 months
Options exercisable, Weighted average exercise price (in CAD per share)		CAD 16.46
Senior executive stock option plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares modified (in shares)	550,000
Stock options outstanding (in shares)		0	0
Stock options | Share option plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Period for award recognition		11 months	1 year 8 months
Stock options | Senior executive stock option plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Forfeited (in shares)			258,200